Segmentation of key figures (Details 4) - Accumulated depreciation, amortisation and impairment - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (81)		$ (214)	$ (22)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	96		98
Intangible assets other than goodwill [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	(87)	$ (500)	(289)	(551)
Acquired research and development [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		(485)	(201)	(485)
Innovative Medicines | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(64)		(178)	(10)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	41		43
Innovative Medicines | Intangible assets other than goodwill [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	(87)	$ (500)	(288)	(509)
Sandoz | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(17)		(36)	(12)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	$ 55		55
Sandoz | Intangible assets other than goodwill [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ (1)	$ (42)